Note 1 - Fair Value Assumptions of Stock Options (Details) - Employee and Director Stock Options [Member]	12 Months Ended
Dec. 31, 2015
Expected volatility	146.52%
Risk-free interest rate	1.62%
Weighted average expected lives in years (Year)	5 years 138 days
Expected dividend	0.00%